CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net income		$ 135,484,452	$ 219,050,681	$ 108,194,856
Components of other comprehensive income (loss) that will not be reclassified to income for the year, before taxes
Gains (losses) from defined benefit plans		(7,103,125)	5,216,580	(1,859,692)
Other comprehensive income (loss) that will not be reclassified to income for the year, before taxes		(7,103,125)	5,216,580	(1,859,692)
Components of other comprehensive income (loss) that will be reclassified to income for the year, before taxes
Gains (losses) on exchange differences on translation		9,945,778	109,288,972	(55,220,514)
Gains (losses) on cash flow hedges		(12,415,374)	2,168,254	4,068,855
Other comprehensive income (loss) that will be reclassified to income for the year, before taxes		(2,469,596)	111,457,226	(51,151,659)
Other comprehensive income (loss), before tax		(9,572,721)	116,673,806	(53,011,351)
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year
Income tax relating to defined benefit plans		1,981,923	(1,444,133)	488,246
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year		1,981,923	(1,444,133)	488,246
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year
Income tax relating to cash flow hedges		3,352,151	(585,430)	(1,098,591)
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year		3,352,151	(585,430)	(1,098,591)
Total other comprehensive income (loss)		(4,238,647)	114,644,243	(53,621,696)
Comprehensive income	[1]	131,245,805	333,694,924	54,573,160
Comprehensive income attributable to:
Equity holders of the parent		114,609,167	306,785,276	45,778,810
Non-controlling interests		16,636,638	26,909,648	8,794,350
Comprehensive income	[1]	$ 131,245,805	$ 333,694,924	$ 54,573,160

[1]	See Note 28 - Common Shareholders’ Equity.